SEGMENTED INFORMATION (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Segment Reporting [Abstract]
Schedule of segmented operational activity [Table Text Block]
	Nevada	Corporate	Total
	$	$	$
Total revenue	4,464,950	-	4,464,950
Gross profit	1,776,300	-	1,776,300
Operating income (expenses):
General and administration	(745,101)	(406,204)	(1,151,305)
Sales, marketing, and promotion	(21,581)	-	(21,581)
Operating lease cost	(106,283)	-	(106,283)
Depreciation and amortization	(191,873)	(15,352)	(207,225)
Interest expense and others	9,207	22,191	31,398
Net income (loss) from continuing operations before income tax expense	720,669	(399,365)	321,304
	Nevada	Corporate	Total
	$	$	$
Total revenue	28,285,200	-	28,285,200
Gross profit	11,149,766	-	11,149,766
Operating income (expenses):
General and administration	(4,773,840)	(2,763,393)	(7,537,233)
Sales, marketing, and promotion	(75,561)	-	(75,561)
Operating lease cost	(633,840)	-	(633,840)
Depreciation and amortization	(1,316,170)	(92,806)	(1,408,976)
Share-based compensation	-	(22,128)	(22,128)
Impairment loss	(1,202,227)	-	(1,202,227)
Gain on termination of sales-type lease and disposal of licenses	-	503,544	503,544
Interest expense and others	(29,387)	(485,301)	(514,688)
Net income (loss) from continuing operations before income tax expense	3,118,741	(2,860,084)	258,657

	Nevada	Corporate	Total
	$	$	$
Total revenue	28,285,200	-	28,285,200
Gross profit	11,149,766	-	11,149,766
Operating income (expenses):
General and administration	(4,773,840)	(2,763,393)	(7,537,233)
Sales, marketing, and promotion	(75,561)	-	(75,561)
Operating lease cost	(633,840)	-	(633,840)
Depreciation and amortization	(1,316,170)	(92,806)	(1,408,976)
Share-based compensation	-	(22,128)	(22,128)
Impairment loss	(1,202,227)	-	(1,202,227)
Gain on termination of sales-type lease and disposal of licenses	-	503,544	503,544
Interest expense and others	(29,387)	(485,301)	(514,688)
Net income (loss) from continuing operations before income tax expense	3,118,741	(2,860,084)	258,657
	Nevada	Corporate	Total
	$	$	$
Total revenue	28,888,410	-	28,888,410
Gross profit	13,401,146	-	13,401,146
Operating income (expenses):		-
General and administration	(4,397,477)	(2,798,925)	(7,196,402)
Sales, marketing, and promotion	(83,672)	-	(83,672)
Operating lease cost	(591,375)	-	(591,375)
Depreciation and amortization	(1,270,092)	(94,926)	(1,365,018)
Share-based compensation	-	(209,441)	(209,441)
Impairment loss	-	(20,726)	(20,726)
Interest expense and others	(31,327)	288,123	256,796
Net income (loss) from continuing operations before income tax expense	7,027,203	(2,835,895)	4,191,308

Schedule of disaggregation of long-lived assets by geographic area [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Nevada	11,637,758	11,762,392
Discontinued operations (Oregon)	500,000	500,000
	12,137,758	12,262,392

	January 31, 2024	January 31, 2023
	$	$
Nevada	11,762,392	11,321,662
Discontinued operations (Oregon)	500,000	1,748,286
Other	-	703
	12,262,392	13,070,651